SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL (Details) - USD ($)		Dec. 29, 2022	Nov. 28, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 15, 2022	Jun. 04, 2021
Short-Term Debt [Line Items]
Principal Converted				$ 1,467,000			$ 1,101,846
Accrued interest converted				$ 53,371			$ 6,060
Shares issued				6,081,484	6,081,484		8,522,125
Private Placement [Member]
Short-Term Debt [Line Items]
Principal Converted		$ 30,000	$ 50,000			$ 600,000
Shares issued		93,750	156,250			1,400,000
Private Placement [Member] | 2021 Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Principal Converted	[1],[2]						$ 981,466
Accrued interest converted	[1],[2]						$ 5,398
Shares issued	[1],[2]						7,591,261
Private Placement [Member] | 2021 Notes [Member] | Consultants [Member]
Short-Term Debt [Line Items]
Principal Converted							$ 120,380
Accrued interest converted							$ 662
Shares issued							930,864
Private Placement [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Principal Converted	[3],[4]			$ 1,467,000
Accrued interest converted	[3],[4]			$ 53,371
Shares issued	[3],[4]			6,081,484

[1]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[2]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[3]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[4]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).